Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories.
Finished goods	$ 167,225	$ 162,962
Raw materials in progress and industrial supplies	141,998	182,612
Other inventories	37,916	38,267
Total inventories.	$ 347,139	$ 383,841